Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses [Member]
Intangible assets, net [Line Items]
Amortization expense	$ 5,224	$ 2,647